Accrued Expenses And Other Liabilities - Summary of Other Non-current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Other Liabilities, Noncurrent [Abstract]
Uncertain tax position	¥ 147,139	$ 21,041	¥ 155,746
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Operating lease liabilities non-current portion	¥ 6,224	$ 890	¥ 12,928
Others	1,059	151	3,674
Total	¥ 154,422	$ 22,082	¥ 172,348